Financial Risk Management and Fair Values of Financial Instruments - Summary of Financial Instruments Measured at Carrying Value that are not Materially Different from their Fair Values (Detail)
¥ in Millions, $ in Millions
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of fair value measurement of liabilities [Line Items]
Non-current portion of long-term bank loans	¥ 2,869	$ 412	¥ 3,173	¥ 3,173
Non-current portion of promissory notes	998	143
Non-current portion of corporate bonds	2,998	$ 431	¥ 999	999
Level 1 [Member]
Disclosure of fair value measurement of liabilities [Line Items]
Non-current portion of promissory notes	1,010
Non-current portion of corporate bonds	3,081
Level 2 [Member]
Disclosure of fair value measurement of liabilities [Line Items]
Non-current portion of long-term bank loans	2,849
Fair value [Member]
Disclosure of fair value measurement of liabilities [Line Items]
Non-current portion of long-term bank loans	2,849			3,098
Non-current portion of promissory notes	1,010
Non-current portion of corporate bonds	¥ 3,081			¥ 1,014